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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):       [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Investor AB
Address:          Arsenalsgatan 8C, S-103, 32
                  Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Michael Oporto           New York, New York            February 12, 2002
-------------------           --------------------          -----------------
(Signature)                   (City, State)                 (Date)

/s/  Henry Gooss              New York, New York            February 12, 2002
----------------              -------------------           -----------------
(Signature)                   (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      4
                                                                      ----
Form 13F Information Table Entry Total:                                10
                                                                      -----
Form 13F Information Table Value Total:                             $150,491
                                                                    ---------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.               Form 13F File Number           Name
---               --------------------           ----
1.                Not Known                      Investor Trading AB
2.                Not Known                      Investor Growth Capital Limited
3.                Not Known                      Investor Group, LP
4.                Not Known                      Duba AB

                                                     INVESTOR AB
                                              FORM 13F INFORMATION TABLE
                                                  December 31, 2001
                                                                                                        Voting Authority
                                                                                                        ----------------
                                                              Shares or
Name of Issuer                 Title    CUSIP      Value      Principal  SH/ PUT/ Investment Other
                               of class            (x $1,000) Amount     PRN CALL Discretion Managers Sole       Shared    None
------------------------------------------------------------------------------------------------------------------------------------
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Amkor Technology Inc           COM      031652100  16,030      1,000,000 SH                     2     1,000,000
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Axcan Pharma Inc               COM      054923107  47,333      3,333,334 SH                  2, 3     3,333,334
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Barrick Gold Corp.             COM      067901108  13,737        861,250 SH                     1       861,250
------------------------------------------------------------------------------------------------------------------------------------
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Edison Scools Inc              CLA      281033100   7,369        375,000 SH                  3, 4       375,000
------------------------------------------------------------------------------------------------------------------------------------
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Esperion Therapeutics Inc      COM      29664R106   2,144        291,724 SH       Sole                  291,724
------------------------------------------------------------------------------------------------------------------------------------
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Intrabiotics Pharmaceuticals   COM      46116T100   8,531      3,125,000 SH                  2, 3     3,125,000
------------------------------------------------------------------------------------------------------------------------------------
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Intuitive Surgical Inc         COM      46120E107  25,371      2,529,545 SH                  2, 3     2,529,545
------------------------------------------------------------------------------------------------------------------------------------
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Medtronic Inc                  COM      585055106  13,356        260,810 SH                  2, 3       260,810
------------------------------------------------------------------------------------------------------------------------------------
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Newmont Mining Corp            COM      651639106   8,982        470,000 SH                     1       470,000
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Placer Dome Inc                COM      725906101   7,637        700,000 SH                     1       700,000
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Report Summary  10 Data Records                    150,491    12,946,663
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List of Other Included Managers
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No.                                   Form 13F File                    Name
                                      Number
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1.                                    Not known                        Investor Trading AB
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2.                                    Not known                        Investor Growth Capital Limited
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3.                                    Not known                        Investor Group L.P.
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4.                                    Not known                        Duba AB
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